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C000014875
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,550	$ 9,519	$ 9,273	$ 9,251	$ 9,400	$ 9,685	$ 9,868	$ 9,782	$ 10,007	$ 10,213	$ 10,375	$ 10,412		$ 10,346	$ 10,018	$ 10,121	$ 10,265	$ 10,432	$ 10,492	$ 10,648	$ 10,704	$ 10,709	$ 10,788	$ 10,957	$ 10,977	$ 10,977	$ 11,000	$ 11,028	$ 11,062	$ 10,832	$ 10,827	$ 10,676	$ 10,479	$ 10,321	$ 10,544	$ 10,157	$ 10,508	$ 10,319	$ 10,189	$ 10,308	$ 10,822	$ 10,977	$ 10,965	$ 11,026	$ 10,965	$ 11,347	$ 11,517	$ 11,286	$ 11,358	$ 11,469	$ 11,469	$ 11,784	$ 11,933	$ 11,722	$ 9,666	$ 10,006	$ 10,813	$ 11,361	$ 11,552	$ 11,768	$ 11,493	$ 11,467	$ 12,034	$ 12,310	$ 12,310	$ 12,284	$ 12,068	$ 12,383	$ 12,580	$ 12,605	$ 12,579	$ 12,738	$ 12,530	$ 12,382	$ 12,019	$ 12,111	$ 11,880	$ 10,765	$ 10,545	$ 10,159	$ 9,952	$ 9,117	$ 9,061	$ 9,285	$ 8,698	$ 8,642	$ 9,595	$ 9,746	$ 10,093	$ 9,833	$ 9,699	$ 9,597	$ 9,641	$ 9,973	$ 10,182	$ 9,958	$ 9,832	$ 9,847	$ 10,332	$ 10,802	$ 10,740	$ 10,910	$ 11,212	$ 11,087	$ 11,259	$ 11,314	$ 11,520	$ 11,758	$ 11,974	$ 11,910	$ 12,006	$ 11,947	$ 12,160	$ 12,259	$ 12,168	$ 12,118	$ 12,335	$ 12,631	$ 12,818	$ 13,040	$ 13,294	$ 13,468
C000014879
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	9,967	9,716	9,693	9,849	10,143	10,334	10,256	10,487	10,703	10,885	10,919		10,861	10,516	10,632	10,772	10,958	11,016	11,192	11,251	11,251	11,346	11,524	11,541	11,541	11,565	11,601	11,649	11,395	11,396	11,237	11,041	10,870	11,104	10,709	11,072	10,872	10,735	10,866	11,408	11,572	11,565	11,629	11,565	11,974	12,154	11,922	11,993	12,110	12,123	12,463	12,620	12,384	10,229	10,576	11,430	12,017	12,219	12,461	12,164	12,150	12,750	13,038	13,052	13,024	12,803	13,138	13,347	13,368	13,339	13,523	13,296	13,153	12,768	12,859	12,628	11,443	11,201	10,791	10,571	9,688	9,644	9,882	9,249	9,188	10,219	10,371	10,741	10,479	10,328	10,234	10,265	10,626	10,849	10,626	10,482	10,498	11,016	11,525	11,475	11,640	11,970	11,853	12,037	12,087	12,307	12,562	12,800	12,749	12,852	12,780	13,008	13,114	13,025	12,971	13,204	13,529	13,748	13,968	14,260	14,446
C000063958
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	997,807	971,855	969,633	985,183	1,014,941	1,034,070	1,026,193	1,049,617	1,071,270	1,089,504	1,094,177		1,087,259	1,052,670	1,064,348	1,079,520	1,097,025	1,103,081	1,120,740	1,126,626	1,128,015	1,136,327	1,154,138	1,156,073	1,157,272	1,159,671	1,163,500	1,167,140	1,142,875	1,141,880	1,127,147	1,106,273	1,090,435	1,113,979	1,073,088	1,110,838	1,090,822	1,077,062	1,089,112	1,144,769	1,161,213	1,159,396	1,165,794	1,160,676	1,201,829	1,219,921	1,195,368	1,202,513	1,215,569	1,215,569	1,249,758	1,265,595	1,241,840	1,025,558	1,061,706	1,147,393	1,205,043	1,226,683	1,249,675	1,221,173	1,218,435	1,278,673	1,307,553	1,308,939	1,306,168	1,283,917	1,317,521	1,338,522	1,342,009	1,337,762	1,356,165	1,333,352	1,319,030	1,280,362	1,290,960	1,266,301	1,147,359	1,123,049	1,083,308	1,061,230	971,098	966,609	990,550	928,475	922,387	1,024,367	1,041,135	1,078,263	1,050,417	1,036,725	1,025,712	1,030,432	1,066,688	1,087,478	1,065,089	1,052,128	1,053,754	1,105,791	1,155,185	1,150,227	1,168,406	1,201,561	1,188,135	1,206,595	1,211,544	1,235,400	1,260,960	1,284,902	1,277,966	1,288,370	1,282,798	1,305,737	1,316,324	1,305,847	1,300,451	1,323,834	1,358,390	1,378,555	1,400,553	1,429,960	1,448,628
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	9,834	9,887	9,972	10,194	10,470	10,609	10,467	10,773	10,854	10,801	10,860		10,559	10,140	10,093	10,207	10,255	10,271	10,387	10,547	10,538	10,715	10,821	10,724	10,683	10,802	10,839	10,968	10,871	10,987	10,811	10,729	10,681	10,663	10,675	10,583	10,464	10,497	10,709	10,872	10,810	10,945	10,913	11,060	11,306	11,274	11,504	11,386	11,462	11,375	11,442	11,588	11,666	11,404	11,628	11,679	11,783	12,159	12,140	12,097	12,108	12,328	12,494	12,384	12,171	11,937	12,087	12,201	12,093	12,254	12,203	11,986	11,957	11,922	11,906	11,662	11,523	11,172	10,560	10,589	10,249	10,467	10,054	9,538	9,472	9,918	9,971	10,299	9,956	10,271	10,316	10,115	10,114	10,184	10,045	9,751	9,635	10,121	10,541	10,396	10,265	10,322	10,061	10,193	10,208	10,490	10,738	10,920	10,554	10,590	10,363	10,422	10,571	10,636	10,949	10,910	11,117	10,951	11,110	11,183	11,155
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	9,834	9,887	9,972	10,194	10,470	10,609	10,467	10,773	10,854	10,801	10,860		10,559	10,140	10,093	10,207	10,255	10,271	10,387	10,547	10,538	10,715	10,821	10,724	10,683	10,802	10,839	10,968	10,871	10,987	10,811	10,729	10,681	10,663	10,675	10,583	10,464	10,497	10,709	10,872	10,810	10,945	10,913	11,060	11,306	11,274	11,504	11,386	11,462	11,375	11,442	11,588	11,666	11,404	11,628	11,679	11,783	12,159	12,140	12,097	12,108	12,328	12,494	12,384	12,171	11,937	12,087	12,201	12,093	12,254	12,203	11,986	11,957	11,922	11,906	11,662	11,523	11,172	10,560	10,589	10,249	10,467	10,054	9,538	9,472	9,918	9,971	10,299	9,956	10,271	10,316	10,115	10,114	10,184	10,045	9,751	9,635	10,121	10,541	10,396	10,265	10,322	10,061	10,193	10,208	10,490	10,738	10,920	10,554	10,590	10,363	10,422	10,571	10,636	10,949	10,910	11,117	10,951	11,110	11,183	11,155
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	1,000,000	983,444	988,671	997,239	1,019,445	1,046,993	1,060,919	1,046,687	1,077,253	1,085,373	1,080,101	1,086,048		1,055,905	1,013,952	1,009,294	1,020,673	1,025,497	1,027,073	1,038,650	1,054,723	1,053,797	1,071,515	1,082,130	1,072,383	1,068,325	1,080,189	1,083,932	1,096,849	1,087,116	1,098,687	1,081,089	1,072,889	1,068,119	1,066,336	1,067,455	1,058,253	1,046,432	1,049,704	1,070,927	1,087,232	1,080,974	1,094,507	1,091,266	1,106,043	1,130,566	1,127,424	1,150,350	1,138,649	1,146,231	1,137,540	1,144,174	1,158,779	1,166,573	1,140,434	1,162,825	1,167,926	1,178,302	1,215,882	1,214,028	1,209,661	1,210,818	1,232,833	1,249,393	1,238,390	1,217,073	1,193,660	1,208,740	1,220,092	1,209,328	1,225,424	1,220,328	1,198,644	1,195,747	1,192,249	1,190,585	1,166,186	1,152,325	1,117,234	1,056,023	1,058,906	1,024,928	1,046,717	1,005,412	953,754	947,195	991,771	997,134	1,029,869	995,632	1,027,115	1,031,647	1,011,481	1,011,402	1,018,406	1,004,474	975,130	963,474	1,012,058	1,054,121	1,039,576	1,026,511	1,032,162	1,006,114	1,019,300	1,020,763	1,048,950	1,073,768	1,092,042	1,055,437	1,059,035	1,036,315	1,042,213	1,057,117	1,063,630	1,094,887	1,090,998	1,111,672	1,095,114	1,111,033	1,118,291	1,115,452
DWS Index: JP Morgan EMBI Global Diversified ex-CCC Index
Account Value [Line Items]
Accumulated Value	10,000	9,975	9,844	9,858	10,037	10,365	10,516	10,487	10,826	11,006	11,202	11,210		11,083	10,624	10,739	10,886	11,103	11,164	11,307	11,402	11,395	11,517	11,717	11,702	11,739	11,791	11,874	11,845	11,612	11,635	11,469	11,366	11,250	11,526	11,350	11,513	11,271	11,233	11,396	11,849	11,978	12,172	12,199	12,266	12,707	12,877	13,014	12,938	13,003	12,971	13,190	13,435	13,350	11,707	12,001	12,614	12,996	13,457	13,520	13,306	13,377	13,874	14,132	13,989	13,615	13,476	13,684	13,806	13,934	13,990	14,100	13,825	13,834	13,641	13,824	13,390	12,460	12,338	11,671	11,699	11,090	11,468	11,381	10,679	10,711	11,434	11,473	11,774	11,545	11,722	11,793	11,669	11,814	11,982	11,814	11,487	11,305	11,926	12,494	12,322	12,309	12,467	12,182	12,420	12,530	12,761	13,068	13,258	12,925	13,008	12,754	12,863	13,107	13,068	13,044	13,109	13,381	13,538	13,755	14,038	14,210
DWS Index: JP Morgan EMBI Global Diversified Index
Account Value [Line Items]
Accumulated Value	10,000	9,994	9,855	9,837	10,025	10,352	10,535	10,516	10,871	11,067	11,265	11,310		11,170	10,713	10,856	11,012	11,233	11,275	11,443	11,544	11,528	11,625	11,830	11,832	11,876	11,882	11,969	11,964	11,726	11,760	11,589	11,480	11,343	11,633	11,432	11,605	11,355	11,306	11,459	11,965	12,084	12,256	12,286	12,336	12,755	12,910	13,007	12,947	12,984	12,922	13,182	13,383	13,253	11,418	11,675	12,383	12,818	13,294	13,362	13,115	13,111	13,617	13,875	13,725	13,374	13,245	13,539	13,683	13,783	13,840	13,976	13,686	13,690	13,438	13,626	13,238	12,372	12,260	11,575	11,578	10,859	11,173	11,067	10,363	10,379	11,166	11,203	11,558	11,303	11,412	11,472	11,406	11,661	11,884	11,705	11,401	11,246	11,883	12,445	12,318	12,439	12,699	12,435	12,659	12,737	12,975	13,276	13,521	13,289	13,447	13,259	13,449	13,660	13,556	13,526	13,677	14,007	14,185	14,416	14,672	14,985
DWS Index: JP Morgan EMBI Global Diversified ex-CCC Index
Account Value [Line Items]
Accumulated Value	10,000	9,975	9,844	9,858	10,037	10,365	10,516	10,487	10,826	11,006	11,202	11,210		11,083	10,624	10,739	10,886	11,103	11,164	11,307	11,402	11,395	11,517	11,717	11,702	11,739	11,791	11,874	11,845	11,612	11,635	11,469	11,366	11,250	11,526	11,350	11,513	11,271	11,233	11,396	11,849	11,978	12,172	12,199	12,266	12,707	12,877	13,014	12,938	13,003	12,971	13,190	13,435	13,350	11,707	12,001	12,614	12,996	13,457	13,520	13,306	13,377	13,874	14,132	13,989	13,615	13,476	13,684	13,806	13,934	13,990	14,100	13,825	13,834	13,641	13,824	13,390	12,460	12,338	11,671	11,699	11,090	11,468	11,381	10,679	10,711	11,434	11,473	11,774	11,545	11,722	11,793	11,669	11,814	11,982	11,814	11,487	11,305	11,926	12,494	12,322	12,309	12,467	12,182	12,420	12,530	12,761	13,068	13,258	12,925	13,008	12,754	12,863	13,107	13,068	13,044	13,109	13,381	13,538	13,755	14,038	14,210
DWS Index: JP Morgan EMBI Global Diversified Index
Account Value [Line Items]
Accumulated Value	10,000	9,994	9,855	9,837	10,025	10,352	10,535	10,516	10,871	11,067	11,265	11,310		11,170	10,713	10,856	11,012	11,233	11,275	11,443	11,544	11,528	11,625	11,830	11,832	11,876	11,882	11,969	11,964	11,726	11,760	11,589	11,480	11,343	11,633	11,432	11,605	11,355	11,306	11,459	11,965	12,084	12,256	12,286	12,336	12,755	12,910	13,007	12,947	12,984	12,922	13,182	13,383	13,253	11,418	11,675	12,383	12,818	13,294	13,362	13,115	13,111	13,617	13,875	13,725	13,374	13,245	13,539	13,683	13,783	13,840	13,976	13,686	13,690	13,438	13,626	13,238	12,372	12,260	11,575	11,578	10,859	11,173	11,067	10,363	10,379	11,166	11,203	11,558	11,303	11,412	11,472	11,406	11,661	11,884	11,705	11,401	11,246	11,883	12,445	12,318	12,439	12,699	12,435	12,659	12,737	12,975	13,276	13,521	13,289	13,447	13,259	13,449	13,660	13,556	13,526	13,677	14,007	14,185	14,416	14,672	14,985
DWS Index: JP Morgan EMBI Global Diversified ex-CCC Index
Account Value [Line Items]
Accumulated Value	1,000,000	997,526	984,375	985,784	1,003,660	1,036,471	1,051,617	1,048,682	1,082,582	1,100,619	1,120,203	1,120,970		1,108,332	1,062,398	1,073,880	1,088,631	1,110,290	1,116,373	1,130,673	1,140,214	1,139,525	1,151,712	1,171,659	1,170,185	1,173,902	1,179,089	1,187,366	1,184,464	1,161,182	1,163,480	1,146,934	1,136,568	1,124,987	1,152,607	1,134,989	1,151,273	1,127,135	1,123,285	1,139,606	1,184,933	1,197,765	1,217,195	1,219,943	1,226,614	1,270,652	1,287,696	1,301,383	1,293,782	1,300,294	1,297,126	1,319,035	1,343,499	1,334,992	1,170,651	1,200,078	1,261,357	1,299,644	1,345,715	1,351,956	1,330,577	1,337,696	1,387,437	1,413,218	1,398,923	1,361,525	1,347,578	1,368,410	1,380,565	1,393,431	1,398,971	1,410,015	1,382,531	1,383,367	1,364,064	1,382,374	1,338,962	1,245,974	1,233,847	1,167,136	1,169,906	1,109,010	1,146,758	1,138,093	1,067,945	1,071,137	1,143,395	1,147,293	1,177,433	1,154,542	1,172,206	1,179,340	1,166,910	1,181,370	1,198,184	1,181,395	1,148,693	1,130,452	1,192,554	1,249,351	1,232,223	1,230,876	1,246,740	1,218,241	1,241,972	1,253,039	1,276,095	1,306,786	1,325,766	1,292,454	1,300,826	1,275,426	1,286,253	1,310,679	1,306,801	1,304,386	1,310,940	1,338,066	1,353,826	1,375,541	1,403,764	1,421,043
DWS Index: JP Morgan EMBI Global Diversified Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 999,431	$ 985,518	$ 983,703	$ 1,002,465	$ 1,035,198	$ 1,053,526	$ 1,051,649	$ 1,087,117	$ 1,106,701	$ 1,126,505	$ 1,131,049		$ 1,117,009	$ 1,071,308	$ 1,085,564	$ 1,101,216	$ 1,123,290	$ 1,127,530	$ 1,144,327	$ 1,154,437	$ 1,152,796	$ 1,162,471	$ 1,183,043	$ 1,183,165	$ 1,187,560	$ 1,188,163	$ 1,196,889	$ 1,196,380	$ 1,172,574	$ 1,176,009	$ 1,158,899	$ 1,148,005	$ 1,134,336	$ 1,163,315	$ 1,143,183	$ 1,160,468	$ 1,135,451	$ 1,130,644	$ 1,145,903	$ 1,196,459	$ 1,208,390	$ 1,225,575	$ 1,228,558	$ 1,233,603	$ 1,275,533	$ 1,291,017	$ 1,300,651	$ 1,294,727	$ 1,298,361	$ 1,292,188	$ 1,318,196	$ 1,338,277	$ 1,325,343	$ 1,141,797	$ 1,167,450	$ 1,238,281	$ 1,281,806	$ 1,329,390	$ 1,336,219	$ 1,311,485	$ 1,311,093	$ 1,361,668	$ 1,387,512	$ 1,372,450	$ 1,337,424	$ 1,324,532	$ 1,353,885	$ 1,368,250	$ 1,378,288	$ 1,384,034	$ 1,397,615	$ 1,368,643	$ 1,368,967	$ 1,343,785	$ 1,362,600	$ 1,323,833	$ 1,237,167	$ 1,226,048	$ 1,157,496	$ 1,157,805	$ 1,085,865	$ 1,117,253	$ 1,106,690	$ 1,036,270	$ 1,037,852	$ 1,116,640	$ 1,120,285	$ 1,155,778	$ 1,130,260	$ 1,141,152	$ 1,147,211	$ 1,140,630	$ 1,166,092	$ 1,188,378	$ 1,170,496	$ 1,140,052	$ 1,124,618	$ 1,188,298	$ 1,244,537	$ 1,231,822	$ 1,243,866	$ 1,269,869	$ 1,243,506	$ 1,265,925	$ 1,273,718	$ 1,297,508	$ 1,327,594	$ 1,352,105	$ 1,328,868	$ 1,344,681	$ 1,325,881	$ 1,344,945	$ 1,366,041	$ 1,355,634	$ 1,352,622	$ 1,367,704	$ 1,400,702	$ 1,418,459	$ 1,441,570	$ 1,467,242	$ 1,498,453